Form 13F
Form 13F Cover Page

Reporting for the Calendar Year or Quarter
Ended: June 30, 2000
Check here if Amendment [x]; Amendment
Number: 18
This Amendment (Check only one):
[x] is a restatement.
[ ] ads new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
Form 13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore
Lutherville, MD   July 27, 2000

Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

Form 13F Summary Page

Report Summary:

Numer of Other Included Managers:
0
Form 13F Information Table Entry Total:
56
Form 13F Information Table Value Total:
$114,071

List of Other Included Managers:
NONE



Name of Issuer   Title of Class      CUSIP     Value    Shrs or     SH/PRN  Put/Call  Investment  Other       Voting Authoirty
                                                        Prn amt                       Discretion  Managers  Sole    Shared  None


AT&T Corp.              Com        001957109     754     23,850      SH                SOLE                 23,850
AMRESCO Capital     ComShBenInt    031919103     708     69,950      SH                SOLE                 69,950
Airgas Inc.             Com        009363102     234     41,200      SH                SOLE                 41,200
Barnett, Inc.           Com        068062108   1,079    105,225      SH                SOLE                105,225
Bostonfed Bancorp       Com        101178101     381     27,007      SH                SOLE                 27,007
Burlington Res Inc.     Com        122014103   1,178     30,800      SH                SOLE                 30,800
Chesapeake Utilities    Com        165303108     490     27,600      SH                SOLE                 27,600
Columbia Energy         Com        197648108   4,618     70,380      SH                SOLE                 70,380
DuraPharmaceutical      Com        266325109     144     10,000      SH                SOLE                 10,000
EOG Res Inc.            Com        26875P101   1,779     53,100      SH                SOLE                 53,100
Emerson Elec Co.        Com        291011104   2,362     39,125      SH                SOLE                 39,125
Healthsouth             Com        421924101     647     90,000      SH                SOLE                 90,000
Hi-Shear Industries     Com        428399109   2,367    924,800      SH                SOLE                924,800
ITLA Capital            Com        450565106   1,715    118,282      SH                SOLE                118,282
John Hancock Bk      SHBENINT      409735107   2,251    336,450      SH                SOLE                336,450
Kinder Morgan           Com        49455P101   3,613    104,550      SH                SOLE                104,550
Louis Dreyfus Nat Gas   Com        546011107   1,772     56,600      SH                SOLE                 56,600
Martin Marietta Mtls    Com        573284106   1,519     37,570      SH                SOLE                 37,570
Mercantile Bankshs      Com        587405101     752     25,230      SH                SOLE                 25,230
Middleby                Com        596278101   1,421    193,900      SH                SOLE                193,900
Mitchell Energy         CLA        606592202   5,643    175,675      SH                SOLE                175,675
Modis Professional Serv Com        607830106   3,317    435,255      SH                SOLE                435,255
Nicor Inc.              Com        654086107   3,205     98,255      SH                SOLE                 98,255
OceanFirst Financial    Com        675234108     203     11,016      SH                SOLE                 11,016
PartnerRe Holdings      Com        G6852T105   5,309    149,804      SH                SOLE                149,804
PFF Bancorp             Com        69331W104     830     45,507      SH                SOLE                 45,507
Personnel Group         Com        715338109     147     50,000      SH                SOLE                 50,000
Piedmont Natural Gas    Com        720186105   3,576    134,645      SH                SOLE                134,645
Questar Corp.           Com        748356102   2,159    111,475      SH                SOLE                111,475
ReliaStar               Com        75952U103     435      8,300      SH                SOLE                  8,300
S3, Inc.                Com        784849101   1,760    120,050      SH                SOLE                120,050
Sequoia Software        Com        817439102     564     35,000      SH                SOLE                 35,000
SpeedFam-IPEC           Com        847705100     938     51,550      SH                SOLE                 51,550
Spiros Development      Com        848936100     668     44,900      SH                SOLE                 44,900
Sylvan Learning         Com        871399101   3,090    224,700      SH                SOLE                224,700
SunTrust Bks            Com        867914103   3,136     68,634      SH                SOLE                 68,634
Transpro Inc.           Com        893885103     285     56,375      SH                SOLE                 56,375
Tredegar                Com        894650100   1,231     64,780      SH                SOLE                 64,780
Union Pacific Resources Com        907834105     396     18,000      SH                SOLE                 18,000
US Industries           Com        912080108   3,142    259,234      SH                SOLE                259,234
UnumProvident Corp      Com        91529Y106   5,665    282,385      SH                SOLE                282,385
Waste Industries        Com        941058109   2,210    202,050      SH                SOLE                202,050
Washington Gas & Lgt    Com        938837101     263     10,940      SH                SOLE                 10,940
Washington Mutual       Com        939322103   1,502     52,139      SH                SOLE                 52,139
Woodward Governor       Com        980745103   2,462     86,970      SH                SOLE                 86,970
Adaptec 4.75% '04       SBNTCV     00651FAC2     844  1,000,000      PRN               SOLE              1,000,000
Cellstar 5% '02       SUBNTCONV    150925AC9     237    500,000      PRN               SOLE                500,000
Center Tr Inc.          SDCV       151845AA2   4,661  4,833,000      PRN               SOLE              4,833,000
Dura Pharmac 3.5% 02    SUBNTCV    26632SAA7   4,058  4,857,000      PRN               SOLE              4,857,000
Healthsouth 3.25% '03   SBDBCV     421924AF8   4,184  5,248,000      PRN               SOLE              5,248,000
Kellstrom 5.5% '03      SBNTCV     488035AE6     628  1,500,000      PRN               SOLE              1,500,000
Kellstrom 5.75% '02     SBNTCV     488035AC0   2,472  5,749,000      PRN               SOLE              5,749,000
Personnel Grp 5.75% 04  SBNTCV     715338AE9   4,111  9,503,000      PRN               SOLE              9,503,000
Prime Retail pfd 8.5% PfdConvSerB  741570303   3,472    496,065      SH                SOLE                496,065
Transamerica 10%'03   SBDBCONV     89351VAA7     335    345,000      PRN               SOLE                345,000
Waste Mgmt 4% 02      SUBNTCONV    94106LAA7   7,149  7,720,000      PRN               SOLE              7,720,000